Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

November 5, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Cap Fund, Inc.

• AB Small Cap Growth Portfolio

• AB Concentrated Growth Fund

• AB Select US Equity Portfolio

• AB Select US Long/Short Portfolio

• AB Global Core Equity Portfolio

• AB Concentrated International Growth Portfolio

• AB Sustainable US Thematic Portfolio

(File No. 2-29901)

AB Discovery Growth Fund, Inc.

(File No. 2-10768)

AB Sustainable Global Thematic Fund, Inc.

(File No. 2-70427)

AB Sustainable International Thematic Fund, Inc.

(File No. 33-76598)

AB Large Cap Growth Fund, Inc.

(File No. 33-49530)

The AB Portfolios - AB Growth Fund

(File No. 33-12988)

Ladies and Gentlemen:

On behalf of the above-referenced AB Funds (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus for the Funds that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to each Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on October 28, 2025.

A definitive form of the Statement of Additional Information for the Funds was filed separately pursuant to Rule 497(c) on November 5, 2025.

If you have any questions regarding the foregoing, please call me at the above referenced number.

Sincerely,

/s/ Anna C. Weigand
Anna C. Weigand

2